Subsequent Events (Details Narrative) - USD ($)																							1 Months Ended				3 Months Ended		12 Months Ended
	May 19, 2023	May 15, 2023	May 12, 2023	Apr. 22, 2023	Apr. 19, 2023	Apr. 18, 2023	Apr. 14, 2023	Mar. 29, 2023	Mar. 28, 2023	Feb. 14, 2023	Feb. 14, 2023	Feb. 13, 2023	Feb. 13, 2023	Feb. 12, 2023	Feb. 10, 2023	Jan. 11, 2023	Jan. 10, 2023	Dec. 13, 2022	Sep. 07, 2022	Aug. 31, 2022	Aug. 31, 2022	Jan. 02, 2019	Apr. 30, 2023	Sep. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 18, 2023	Dec. 31, 2022	Dec. 31, 2021	May 23, 2023	Feb. 15, 2023	Sep. 15, 2022	Apr. 22, 2022	Feb. 28, 2022
Net proceeds																											$ 14,260,000				$ 1,017,000
Stock issued during period shares new issues																						17,454,542								17,496,370
Issuance of common stock																															$ 1,017,000
Second Street Capital L L C [Member]
Warrants to purchase common stock																														450,000
Loan Agreement [Member]
Debt instrument, interest rate, stated percentage																																				15.00%
Warrants to purchase common stock																																				312,500
Borrowings																																				$ 600,000
Warrants exercise price																																				$ 11.00
Loan Agreement [Member] | Second Street Capital L L C [Member]
Warrants to purchase common stock																									62,500											312,500
Warrants exercisble date																									Feb. 22, 2026				Feb. 22, 2026
Borrowings																																				$ 600,000
Warrants exercise price																																				$ 11.00
Vellar Backstop Agreement [Member] | Aesther Healthcare Acquisition Corp [Member]
Sale of transaction, shares																				4,000,000
Subsequent Event [Member]
Proceeds from issuance of debt																	$ 150,000
Warrants to purchase common stock										511,712	511,712
Warrants exercise price										$ 8.06	$ 8.06
Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Merger consideration																					(a) in the event that the volume-weighted average price (the “VWAP”) of New Ocean Biomedical exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 5,000,000 shares of New Ocean Biomedical’s common stock, (b) in the event that the VWAP of New Ocean Biomedical exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock and (c) in the event that the VWAP of New Ocean Biomedical exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock.
Subsequent Event [Member] | Common Class A [Member]
Number of common stock for acquisition										2,625,000
Subsequent Event [Member] | Common Class B [Member]
Number of common stock for acquisition										2,625,000
Subsequent Event [Member] | Second Street Capital L L C [Member]
Shares issued, price per share																											$ 10.34
Warrants to purchase common stock																											75,000
Warrants exercisble date									Mar. 27, 2028																		Mar. 31, 2028
Extension fee																											$ 75,000
Subsequent Event [Member] | Mc Kra Investments I I I [Member]
Warrants to purchase common stock									200,000
Borrowings									$ 1,000,000
Warrants exercise price									$ 10.34
Repayment of loan									$ 150,000
Subsequent Event [Member] | New Ocean Biomedical Inc [Member]
Stock issued during period shares new issues										2,000,000
Average daily trading volume										67.00%
Warrants to purchase common stock										102,342	102,342
Warrants exercise price										$ 7.47	$ 7.47
Number of shares issued							19,000,000
Subsequent Event [Member] | New Ocean Biomedical Inc [Member] | Sponsor [Member]
Number of shares issued							1,000,000
Subsequent Event [Member] | Aesther Healthcare Acquisition Corp [Member] | Common Class A [Member] | Sponsor [Member]
Number of common stock for acquisition										1,365,000
Subsequent Event [Member] | Second Street Loan Two [Member]
Loan fee																	15,000
Minimum return assessment fee																	35,000
Repayment for loans payable																	200,000
Subsequent Event [Member] | Second Street Loan Two [Member] | Minimum [Member]
Loans payable																	200,000
Subsequent Event [Member] | Second Street Loan Two [Member] | Maximum [Member]
Loans payable																	$ 400,000
Subsequent Event [Member] | Loan Agreement [Member] | Second Street Capital L L C [Member]
Debt instrument, interest rate, stated percentage								15.00%
Loan fee								$ 150,000
Warrants to purchase common stock								200,000
Borrowings								$ 1,000,000
Warrants exercise price								$ 10.34
Warrants term								5 years
Subsequent Event [Member] | Vellar Backstop Agreement [Member]
Stock issued during period shares new issues														8,000,000
Proceeds from issuance or sale of equity															$ 12,408,000
Debt instrument, convertible, threshold trading days, description															If an event occurs causing the VWAP per shares to be at or above $20.00 per share for any 30 trading days during a 45 consecutive trading day-period and the aggregate trading volume in respect of such shares during the same 30-day period is at least the product of (a) three and (b) the difference of (x) the Number of Shares and (y) the Terminated Shares (each as defined in the Vellar Backstop Agreement), then New Ocean Biomedical can notify Vellar of such event and cause the Vellar Backstop Agreement to mature.
Issuance of common stock														$ 80,000,000
Subsequent Event [Member] | Vellar Backstop Agreement [Member] | Last Ten Trading Days [Member]
Shares issued, price per share															$ 10.34
Subsequent Event [Member] | Vellar Backstop Agreement [Member] | Common Class A [Member]
Number of shares issued															6,000,000
Number of share issued, value															$ 60,000,000
Redemption, description															subsequently revoked their prior elections to redeem their shares, following the expiration of the Company’s redemption offer. The Company has agreed to purchase those shares from Vellar on a forward basis. The purchase price payable by the Company included a prepayment in the amount of the redemption price per share. The Vellar Backstop Agreement matures on the earlier to occur of (a) three years after the closing of the Merger Agreement (February 14, 2026) or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 30 out of 45 consecutive trading days is less than $4 per share
Subsequent Event [Member] | Vellar Backstop Agreement [Member] | New Ocean Biomedical Inc [Member]
Shares issued, price per share															$ 2.50
Payments for repurchase of equity															$ 3,000,000
Subsequent Event [Member] | Vellar Backstop Agreement [Member] | Minimum [Member]
Stock issued during period shares new issues														6,000,000
Subsequent Event [Member] | Vellar Backstop Agreement [Member] | Maximum [Member]
Stock issued during period shares new issues														8,000,000
Subsequent Event [Member] | Meteora Agreement [Member]
Stock issued during period shares new issues													2,666,667
Subsequent Event [Member] | Polar Agreement [Member]
Stock issued during period shares new issues													2,000,000
Subsequent Event [Member] | Subscription Agreement [Member]
Stock issued during period shares new issues										1,350,000
Shares issued, price per share										$ 10.56	10.56
Issuance of common stock										$ 14,260,404
Subsequent Event [Member] | Business Combination Agreement [Member] | Common Class A [Member]
Shares issued, price per share										$ 10.00	$ 10.00
Number of common stock for acquisition										23,355,432
Number of common stock for acquisition, value										$ 233,554,320
Subsequent Event [Member] | Backstop Agreement [Member] | Common Class A [Member] | Ocean Biomedical Inc [Member]
Stock issued during period shares new issues										75,000,000
Subsequent Event [Member] | New Ocean Biomedical Inc [Member]
Debt instrument, interest rate, effective percentage										9.99%	9.99%
Ocean Biomedical Inc [Member]
Debt Instrument, Face Amount																																		$ 2,100,000
Shares issued, price per share															$ 20.00												$ 18.00
Warrants exercise price																																	$ 10.00
Ocean Biomedical Inc [Member] | Sponsor [Member]
Debt instrument, interest rate, stated percentage																		8.00%						8.00%
Debt imnstrument description																		(a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the NPIC Lender making the loan available to Sponsor, Sponsor agreed to transfer 10 Shares of Class B common stock to NPIC Lender for each $10 multiple of the NPIC Funded Amounts						(a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lenders making the loan available to Sponsor, Sponsor agreed to transfer between 1 and 2.5 shares of Class B common stock to Lenders for each $10 multiple of the Funded Amounts
Borrowings																		$ 1,050,000						$ 1,050,000
Ocean Biomedical Inc [Member] | Common Class A [Member]
Stock issued during period shares new issues																10,600,000
Shares issued, price per share										$ 10.00	$ 10.00
Number of common stock for acquisition											5,570,965
Ocean Biomedical Inc [Member] | Common Class A [Member] | Sponsor [Member]
Stock issued during period shares new issues											1,365,000
Ocean Biomedical Inc [Member] | Common Class B [Member]
Stock issued during period shares new issues																2,625,000
Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member]
Warrants exercise price																											$ 10.34								$ 6.22
Ocean Biomedical Inc [Member] | Maximum [Member]
Debt instrument, interest rate, effective percentage																											9.00%
Ocean Biomedical Inc [Member] | Common Stock Purchase Agreement [Member]
Issuance of common stock																			$ 75,000,000
Ocean Biomedical Inc [Member] | Meteora Agreement [Member]
Stock issued during period shares new issues												2,666,667
Ocean Biomedical Inc [Member] | Subscription Agreement [Member]
Stock issued during period shares new issues											1,350,000
Shares issued, price per share										10.56	$ 10.56
Issuance of common stock											$ 14,260,404
Ocean Biomedical Inc [Member] | Business Combination Agreement [Member]
Stock issued during period shares new issues																											1,365,000
Ocean Biomedical Inc [Member] | Backstop Agreement [Member]
Stock issued during period shares new issues											1,350,000
Ocean Biomedical Inc [Member] | Subsequent Event [Member]
Stock issued during period shares new issues				13,257
Debt Instrument, Periodic Payment, Principal		$ 1,000,000.0
Debt Instrument, Periodic Payment		2,500,000
Debt Instrument, Annual Principal Payment		$ 1,500,000
Maturity consideration																																$ 6,667,667
Ocean Biomedical Inc [Member] | Subsequent Event [Member] | Dr Chirinjeev Kathuria [Member]
Debt instrument, interest rate, effective percentage		115.00%
Ocean Biomedical Inc [Member] | Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Stock issued during period shares new issues						75,000
Ocean Biomedical Inc [Member] | Subsequent Event [Member] | Loan Modification Agreement [Member]
Stock issued during period shares new issues	50,000		50,000		50,000
Ocean Biomedical Inc [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Convertible Debt		$ 27,000,000
Debt Instrument, Face Amount		$ 7,560,000
Conversion of Stock, Shares Issued		552,141
Shares issued, price per share		$ 11.50
Debt Instrument, Maturity Date		May 24, 2023
Debt instrument, interest rate, stated percentage		8.00%
Proceeds from Issuance of Warrants		$ 8,640,000
Second additional closing		$ 10,800,000
Common Stock [Member]
Stock issued during period shares new issues																															41,828
Issuance of common stock
Common Stock [Member] | Backstop Agreement [Member]
Shares issued, price per share																														$ 10.34
Common Stock [Member] | Ocean Biomedical Inc [Member]
Sale of transaction, shares																											105,572
Warrants exercise price										$ 8.06	$ 8.06
Common Stock [Member] | Ocean Biomedical Inc [Member] | Second Street Capital L L C [Member]
Debt imnstrument description																										The Company was originally required to repay the Second Street Loan 2 on the earlier of (i) 5 business days after the Company’s next financing or (ii) November 18, 2022. The Company recognized as interest expense in Other income/(loss) $388,938 in the second quarter of 2022 for the warrants issued based on the estimated fair value of the awards on the date of grant.
Common Stock [Member] | Ocean Biomedical Inc [Member] | Subsequent Event [Member]
Net proceeds																							$ 1,100,000
Average daily trading volume		19.99%
Conversion stock description		The interest rate applicable to each Note is, as of any date of determination, the lesser of (I) eight percent (8%) per annum and (II) the greater of (x) five percent (5%) per annum and (y) the sum of (A) the “secured overnight financing rate,” which from time to time is published in the “Money Rates” column of The Wall Street Journal (Eastern Edition, New York Metro), in effect as of such date of determination and (B) two percent (2%) per annum; provided, further, that each of the forgoing rates shall be subject to adjustment from time to time in accordance with the SPA. Each Note will mature on the first anniversary of its issuance (the “Maturity Date”). Additionally, each Note is required to be senior to all the Company’s other indebtedness, other than certain permitted indebtedness. The Notes will be secured by all the Company’s existing and future assets (including those of the Company’s significant subsidiaries). Upon the occurrence of certain events, the Notes will be payable in monthly installments. A noteholder may, at its election, defer the payment of all or any portion of the installment amount due on any installment date to another installment payment date
Conversion stock per share		$ 10.34
Debt instrument, interest rate, effective percentage		9.99%
Debt imnstrument description		(i) the product of (w) 115% multiplied by (y) the Conversion Amount being redeemed, (ii) the product of (x) 115% multiplied by (y) the product of (A) the Conversion Amount being redeemed multiplied by (B) the quotient determined by dividing (I) the greatest closing sale price of the shares of the Company’s common stock during the period beginning on the date immediately preceding the earlier to occur of (1) the consummation of the applicable Change of Control and (2) the public announcement of such Change of Control and ending on the date the holder delivers the Change of Control redemption notice by (II) the Alternate Conversion Price then in effect and (iii) the product of (y) 115% multiplied by (z) the product of (A) the Conversion Amount being redeemed multiplied by (B) the quotient of (I) the aggregate cash consideration and the aggregate cash value of any non-cash consideration per share of the Company’s common stock to be paid to the Company’s stockholders upon consummation of such Change of Control divided by (II) the Conversion Price then in effect
Common Stock [Member] | Ocean Biomedical Inc [Member] | Subsequent Event [Member] | Dr Chirinjeev Kathuria [Member]
Debt instrument, interest rate, effective percentage		115.00%